SALARIES AND SOCIAL SECURITY PAYABLES	12 Months Ended
Dec. 31, 2020
SALARIES AND SOCIAL SECURITY PAYABLES
SALARIES AND SOCIAL SECURITY PAYABLES

NOTE 14 – SALARIES AND SOCIAL SECURITY PAYABLES

	As of December 31,
	2020	2019
Current
Salaries, annual complementary salaries, vacation, bonuses and their social security payables	13,634	12,552
Termination benefits	702	981
	14,336	13,533

Non-current
Termination benefits	840	1,172
	840	1,172
Total salaries and social security payables	15,176	14,705

Compensation for the Key Managers of Telecom for the years ended December 31, 2020, 2019 and 2018 are shown in Note 27.e).